Reserves for Losses and Loss Adjustment Expenses	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Reserves for Losses and Loss Adjustment Expenses
9.           Reserves for Losses and Loss Adjustment Expenses
The reserves for losses and loss adjustment expenses include an amount determined from reported claims, and estimates based on historical loss experience and industry statistics for losses incurred but not reported using a variety of actuarial methods.
The unpaid reported reserves for losses and loss adjustment expenses are established by management based on reports from brokers, ceding companies and insureds and represent the estimated ultimate cost of events or conditions that have been reported to, or specifically identified by, the Group.
IBNR reserves are established by management based on actuarial estimates of ultimate losses and loss adjustment expenses. Inherent in the estimate of ultimate losses and loss adjustment expenses are expected trends in claim severity, frequency of large losses and catastrophes, and other factors which may vary significantly as claims are settled. Actuarial inputs include the Group’s own loss experience, historical insurance industry loss experience, estimates of pricing adequacy trends and management’s professional judgement. Due to the limited historical data available, reliance is placed upon industry data and a review of individual policies. Estimates are calculated at the lowest level line of business, separately for gross and ceded, and for attritional, large and catastrophic claims.
Actuarial methodologies:
The principal actuarial methods, and associated key assumptions including initial expected loss ratios, loss development factors, and the weighting of actuarial methods, used to perform the Group’s loss reserve analysis include:
Initial expected loss ratio
To estimate ultimate losses, the Group multiplies earned premiums by an expected loss ratio. The expected loss ratio is determined using a combination of benchmark data, the business plan, and expert judgement.
Paid and incurred chain ladder
This method estimates ultimate losses by calculating past paid and incurred loss development factors and applying them to exposure periods with further expected loss development. The main underlying assumption of this method is that historical loss development patterns are indicative of future loss development patterns.
Paid and incurred Bornhuetter-Ferguson (“BF”)
This method combines features of the chain ladder and initial expected loss ratio method by using both reported and paid losses as well as an “a priori” expected loss ratio to arrive at an ultimate loss estimate. The weighting between these two methods depends on the maturity of the business. This means that for more recent years a greater weight is placed on the initial expected loss ratio, while for more mature years a greater weight is placed on the loss development patterns.
Benktander: Credible claims reserves
The Benktander method is similar to the Bornhuetter-Ferguson method but replaces the initial loss ratio used within the BF method with the loss estimate from the BF method. The credibility factor is increased as claims develop. It gives more weight to:
•Emerged losses than the BF; and
•Initial expected loss ratio rather than the chain ladder.
Catastrophe and large losses
The Group writes insurance and reinsurance contracts that have exposure to natural and man-made catastrophes. The magnitude and complexity of losses associated with these events increases the level of uncertainty and the extent of management judgment required to arrive at the estimate of reserves for losses and loss adjustment expenses. The estimates of reserves related to catastrophe and large losses can be affected by factors including: (i) the inability to access portions of impacted areas, (ii) infrastructure disruptions, (iii) legal and regulatory uncertainties (iv) complexities involved in estimating business interruption losses and additional living expenses (v) the impact of demand surge and fraud (vi) for hurricanes, determining whether damage was caused by flood or wind, and (vii) the limited nature of information available, especially for events that occur near the end of a reporting period. As a result, actual losses may differ materially from current estimates.
To estimate reserves for catastrophe and large losses, the Group conducts a detailed review of policies that have known or potential exposure to specific loss events. This estimation process is carried out on a contract-by-contract basis and can incorporate: (i) data provided by cedants, brokers and other relevant specialists (ii) industry loss estimates and the Group’s estimated market share (iii) exposure data obtained during the underwriting process (iv) outputs from catastrophe and probabilistic models (v) the terms and conditions of the contracts involved, and (vi) expected loss ratios.
Initial reserve estimates are established in the period when a catastrophe event occurs. These estimates are then reviewed and adjusted each subsequent quarter, considering the current information available.
Salvage
Salvage is recorded based on estimated realizable value and is deducted from the reserves for losses and loss adjustment expenses. Certain salvage estimates have a high degree of estimation uncertainty. The estimated realizable values are determined using market data, if relevant and available, recent transaction values for similar assets for which there is observable data, and management’s assessment of factors such as asset condition and age, market liquidity, and the legal challenges associated with realizing value from certain assets. Actual amounts realized may differ materially from estimates due to changes in market conditions, asset-specific factors, and the resolution of legal or regulatory matters. The Group regularly reviews and updates its estimates as new information becomes available.
Unallocated claims adjustments expenses
The Group estimates reserves for unallocated claims adjustment expenses (“ULAE”) based on a percentage of loss reserves as determined by management. However, this may be overridden in exceptional circumstances where this approach is not deemed appropriate. There were no material changes made to the Group’s methodology for calculating reserves for unallocated claims adjustment expenses for the year ended December 31, 2025.
Governance
It is the responsibility of the actuarial function to apply the relevant actuarial methodologies and judgments to the calculation of loss reserves. The Group Actuary presents the recommendations of the actuarial review of the reserves to the Reserving Committee for review, challenge and recommendation, the results of which are included in the Group Actuary’s Reserving Report for approval by the Audit Committee.
The reserve estimates contain an inherent level of uncertainty and actual results may vary, potentially significantly, from the estimates the Group has made. Reserves are reviewed on a quarterly basis and estimates are adjusted to reflect emerging claims experience.
The following table presents a reconciliation of reserves for losses and loss adjustment expenses for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Reserves for losses and loss adjustment expenses, beginning of year	$3,134.3	$2,448.9	$2,045.2
Reinsurance recoverable on reserves for losses and loss adjustment expenses	(1,255.6)	(1,108.6)	(976.1)
Net reserves for losses and loss adjustment expenses, beginning of year	1,878.7	1,340.3	1,069.1
Net losses and loss adjustment expenses incurred in respect of losses occurring in:
Current year	1,092.8	1,031.2	761.7
Prior years	(3.0)	124.6	(62.9)
Total incurred	1,089.8	1,155.8	698.8
Net losses and loss adjustment expenses paid in respect of losses occurring in:
Current year	(268.5)	(188.4)	(110.1)
Prior years	(1,314.2)	(406.8)	(329.4)
Total paid	(1,582.7)	(595.2)	(439.5)
Foreign exchange	25.7	(22.2)	11.9
Net reserves for losses and loss adjustment expenses, end of year	1,411.5	1,878.7	1,340.3
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,195.6	1,255.6	1,108.6
Reserves for losses and loss adjustment expenses, end of year	$2,607.1	$3,134.3	$2,448.9
As a result of the changes in estimates of insured events in prior years, the reserves for losses and loss adjustment expenses net of reinsurance recoveries decreased by $3.0 million for the year ended December 31, 2025 (2024: increased by $124.6 million, 2023: decreased by $62.9 million).
Net favorable development for the year ended December 31, 2025, resulted from better than expected loss development in the Reinsurance segment, partially offset by net adverse development in the Insurance segment.
The adverse development in the Insurance segment of $77.6 million was driven primarily by an increase in reserves in our Aviation & Aerospace line of business related to the Ukraine Conflict. This increase includes the impact of the settlement of certain aviation litigation related claims during the year, as well as the judgment handed down by the English High Court in June 2025. The increase in loss reserves in Aviation & Aerospace was partially offset by better than expected loss emergence in our Property and Other Insurance lines of business. The favorable development in the Reinsurance segment of $80.6 million was driven by positive development on catastrophe losses and benign prior year attritional experience.
Net adverse development for the year ended December 31, 2024 resulted from net adverse development in the Insurance segment, partially offset by better than expected loss development in the Reinsurance segment. The adverse development in the Insurance segment of $184.6 million was driven primarily by an increase in our Aviation and Aerospace line of business related to the Ukraine Conflict, partially offset by better than expected loss emergence in our Property, Other Insurance and Marine lines of business. This increase related to settlements entered into by the Group in relation to the related litigation as well as an increase in order to reflect developments and information received. The favorable development in the Reinsurance segment of $60.0 million was driven by benign prior year attritional experience and positive development on catastrophe losses.
Net favorable development for the year ended December 31, 2023 resulted from better than expected loss development in the Reinsurance segment related primarily to loss reductions from Hurricane Ian as well as favorable attritional experience driven by benign claim experience on prior year accidents.
a.Incurred and paid loss development tables by accident year
The Group’s loss reserve analysis is based primarily on underwriting year data. The preparation of the below accident year development tables required an allocation of underwriting year data to the corresponding accident year.
Allocations are performed using accident year loss payment and reporting patterns, which are derived from Group specific loss data. Ultimate reserves are allocated based on reserve movement splits between prior and current year and reflects the movement in earned premium by underwriting year.
The following tables present the Group’s total losses and loss adjustment expenses incurred, net of reinsurance and paid losses and loss adjustment expenses by accident year, net of reinsurance. The information has been provided separately for the Insurance and Reinsurance segments.
The reporting of cumulative claims frequency has been deemed to be impracticable as the information necessary to provide meaningful cumulative claims frequency is not available to the Group. Within the Reinsurance segment, the underlying claim count data is not provided for most reinsurance contracts written on a quota share basis, and for certain excess of loss contracts. With respect to the Insurance segment, certain managing general agents (“MGAs”) and brokers report loss data on an aggregate basis. In determining our reserves for losses and loss adjustment expenses, the Group does not generally use claims frequency information as an input to the actuarial methods described in Note 2, Significant Accounting Policies.
Incurred losses and loss adjustment expenses – net of reinsurance
Insurance

Incurred losses and loss adjustment expenses – net of reinsurance
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025	Total of IBNR plus expected development on reported losses
	<-------------------------------------------------------------------- Unaudited ------------------------------------------------------------->
2016	$19.2	$11.2	$9.4	$8.4	$7.0	$4.3	$3.8	$4.0	$3.7	$3.7	$0.1
2017		24.5	16.9	12.7	11.6	11.2	9.9	9.4	9.6	10.3	1.0
2018			45.0	37.7	31.6	30.0	28.1	20.9	18.7	20.2	(9.7)
2019				68.8	50.3	57.7	61.7	73.1	68.0	68.4	1.6
2020					161.8	121.9	130.8	127.5	130.1	122.3	(61.1)
2021						310.3	260.9	279.6	262.0	266.2	(2.0)
2022							678.4	660.5	1,027.8	1,358.1	(69.6)
2023								674.6	504.5	505.0	32.1
2024									907.5	655.3	139.9
2025										921.8	547.8
Total										$3,931.3	$580.1

Cumulative paid losses and loss adjustment expenses - net of reinsurance
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
	<-------------------------------------------------------------------- Unaudited ------------------------------------------------------------->
2016	$—	$2.9	$3.8	$4.0	$4.1	$3.7	$3.6	$3.6	$3.6	$3.6
2017		—	2.4	4.2	6.1	7.9	7.6	7.4	7.5	7.8
2018			0.5	5.8	13.0	21.5	20.9	24.6	26.6	27.6
2019				7.1	23.2	24.3	36.6	49.2	59.0	60.2
2020					26.6	212.3	216.2	168.0	164.7	173.9
2021						44.6	123.5	188.1	213.7	241.0
2022							61.9	218.8	412.7	1,376.8
2023								89.5	260.2	380.7
2024									158.5	306.3
2025										209.5

Total										2,787.4
Reserve FX										3.3
ULAE										20.8
Liabilities for losses and loss adjustment expenses, net of reinsurance										$1,168.0
Reinsurance

Incurred losses and loss adjustment expenses – net of reinsurance
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025	Total of IBNR plus expected development on reported losses
	<-------------------------------------------------------------------- Unaudited ------------------------------------------------------------->
2016	$74.1	$61.3	$54.0	$48.7	$45.0	$41.1	$40.9	$33.0	$33.1	$33.2	$0.1
2017		87.1	58.7	51.6	55.6	53.0	55.4	50.8	47.4	45.4	3.9
2018			81.8	90.8	92.6	91.2	84.3	68.6	64.9	63.6	(1.0)
2019				46.4	47.4	47.1	48.5	39.9	38.1	37.3	1.6
2020					193.0	226.7	245.3	241.6	245.8	237.9	8.8
2021						369.7	401.5	399.0	383.1	366.4	15.1
2022							176.4	150.4	147.8	149.6	24.1
2023								89.7	52.0	52.0	3.9
2024									121.7	67.9	13.9
2025										175.3	80.6
Total										$1,228.6	$151.0

Cumulative paid losses and loss adjustment expenses - net of reinsurance
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
	<-------------------------------------------------------------------- Unaudited ------------------------------------------------------------->
2016	$2.1	$12.0	$20.2	$21.6	$21.8	$22.5	$22.7	$22.9	$33.0	$33.0
2017		26.5	45.0	47.0	52.3	52.7	34.8	38.0	38.5	39.6
2018			23.8	18.9	42.7	55.2	68.3	63.9	63.0	63.4
2019				3.0	35.8	37.4	36.3	34.8	34.5	35.3
2020					56.5	140.2	172.8	195.1	200.4	223.6
2021						164.7	305.9	370.7	353.1	349.3
2022							21.9	79.9	94.0	98.6
2023								22.6	36.5	41.5
2024									32.1	43.6
2025										59.0

										986.9
Reserve FX										(3.1)
ULAE										4.9
Liabilities for losses and loss adjustment expenses, net of reinsurance										$243.5
b.Reconciliation of loss development information to the reserves for losses and loss adjustment expenses
The table below reconciles the loss development information to the Group’s reserves for losses and loss adjustment expenses at December 31, 2025 and 2024:

	2025	2024
Reserves for losses and loss adjustment expenses, net of reinsurance
Insurance	$1,147.2	$1,611.8
Reinsurance	238.6	237.6
Total reserves for losses and loss adjustment expenses, net of reinsurance	1,385.8	1,849.4
Reinsurance recoverable on reserves for losses and loss adjustment expenses
Insurance	939.2	879.5
Reinsurance	256.4	376.1
Total reinsurance recoverable on reserves for losses and loss adjustment expenses	1,195.6	1,255.6
Unallocated loss adjustment expenses	25.7	29.3
Total gross reserves for losses and loss adjustment expenses	$2,607.1	$3,134.3
c.Historical loss duration
The Group was incorporated on August 22, 2014 and commenced underwriting in 2015. As a result, the Group has limited historical data and is unable to present a full cycle of loss payments beyond year seven for the Insurance and Reinsurance segments as movements beyond this time horizon are not meaningful and may be misleading to the users of the financial statements.
The following table presents the Group’s historical average annual percentage payout of losses and loss adjustment expenses incurred, net of reinsurance by age at December 31, 2025:

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7
	<------------------------------------------------------------- Unaudited -------------------------------------------------------------->
Insurance	15%	25%	17%	52%	8%	10%	3%
Reinsurance	34%	35%	15%	3%	2%	—%	2%
The unaudited supplementary information above is a weighted average derived from the incurred losses and loss adjustment expenses - net of reinsurance triangles and cumulative paid losses and loss adjustment expenses - net of reinsurance triangles.